Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 5,883	R 7,254
Expiring after one year
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	5,883	7,254	R 4,254
Restricted cash and investments (refer to note 17)
Disclosure of financial assets [line items]
Interest income	R 258	R 185	R 174